Fair Value Measurements - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Level 3	Dec. 31, 2009 Level 3	Dec. 31, 2010 Derivative Financial Instruments, Assets KRW	Dec. 31, 2009 Derivative Financial Instruments, Assets KRW	Dec. 31, 2010 Derivative Financial Instruments, Liabilities KRW	Dec. 31, 2009 Derivative Financial Instruments, Liabilities KRW	Dec. 31, 2010 Investment Available for sale Securities KRW		Dec. 31, 2009 Investment Available for sale Securities KRW		Dec. 31, 2010 Trading Assets Derivative instruments KRW	Dec. 31, 2009 Trading Assets Derivative instruments KRW	Dec. 31, 2010 Trading Liabilities Derivative instruments KRW	Dec. 31, 2009 Trading Liabilities Derivative instruments KRW
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instruments measured at fair value, percentage of total assets			15.93%	15.47%	1.62%	1.53%
Financial instruments measured at fair value, percentage of total liabilities			2.53%	2.42%	33.43%	20.62%
Total Realized/Unrealized Gains (Losses) Recorded in Others											(2,346)	[1]	(7,879)	[1]
Change in Level 3 derivative assets	69,323	(169,354)
Change in Level 3 derivative liabilities	37,564	(330,783)
Transfer from Level 2 into Level 3							115,574	357,219	(46,363)
Transfer from Level 3 into Level 2							33,633	104,499	(1,104)	(132,167)
Realized/unrealized gains (losses) from trading derivatives											3,851				175,358	(157,835)	99,562	(554)

[1]	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.